Distribution Date:	01/18/22	Wells Fargo Commercial Mortgage Trust 2015-C28
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Wells Fargo Commercial Mortgage Trust 2015-C28
Series 2015-C28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Additional Information	7	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Cash Flows	8		Job Warshaw		jwarshaw@lnrpartners.com
Bond / Collateral Reconciliation - Balances	9		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Current Mortgage Loan and Property Stratification	10-14	Trust Administrator	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 1)	15-18		Don Simon	(203) 660-6100
Mortgage Loan Detail (Part 2)	19-22		375 North French Road, Suite 100 | Amherst, NY 14228
Principal Prepayment Detail	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	25				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Collateral Stratification and Historical Detail	26
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	27		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	28		1100 North Market Street | Wilmington, DE 19890
Modified Loan Detail	29
Historical Liquidated Loan Detail	30
Historical Bond / Collateral Loss Reconciliation Detail	31
Interest Shortfall Detail - Collateral Level	32
Supplemental Notes	33

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 33

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	94989JAW6	1.531000%	42,399,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989JAX4	2.855000%	54,565,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989JAY2	3.290000%	235,000,000.00	193,785,944.95	0.00	531,296.47	0.00	0.00	531,296.47	193,785,944.95	34.46%	30.00%
A-4	94989JAZ9	3.540000%	396,130,000.00	396,130,000.00	0.00	1,168,583.50	0.00	0.00	1,168,583.50	396,130,000.00	34.46%	30.00%
A-SB	94989JBA3	3.306000%	87,186,000.00	61,193,621.53	1,267,616.15	168,588.43	0.00	0.00	1,436,204.58	59,926,005.38	34.46%	30.00%
A-S	94989JBB1	3.872000%	88,807,000.00	88,807,000.00	0.00	286,550.59	0.00	0.00	286,550.59	88,807,000.00	25.50%	22.38%
B	94989JBE5	4.083663%	62,602,000.00	62,602,000.00	0.00	213,037.92	0.00	0.00	213,037.92	62,602,000.00	19.19%	17.00%
C	94989JBF2	4.083663%	50,955,000.00	50,955,000.00	0.00	173,402.56	0.00	0.00	173,402.56	50,955,000.00	14.05%	12.63%
D	94989JBH8	4.083663%	58,235,000.00	58,235,000.00	0.00	198,176.78	0.00	0.00	198,176.78	58,235,000.00	8.18%	7.63%
E	94989JAL0	3.000000%	30,573,000.00	30,573,000.00	0.00	76,432.50	0.00	0.00	76,432.50	30,573,000.00	5.09%	5.00%
F	94989JAN6	3.000000%	23,293,000.00	23,293,000.00	0.00	58,232.50	0.00	0.00	58,232.50	23,293,000.00	2.75%	3.00%
G	94989JAQ9	3.000000%	34,941,418.00	27,220,851.15	0.00	24,500.57	0.00	0.00	24,500.57	27,220,851.15	0.00%	0.00%
V	94989JAS5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989JAU0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,164,686,420.00	992,795,417.63	1,267,616.15	2,898,801.82	0.00	0.00	4,166,417.97	991,527,801.48

Notional Certificates
X-A	94989JBC9	0.588644%	904,087,000.00	739,916,566.48	0.00	362,956.21	0.00	0.00	362,956.21	738,648,950.33
X-E	94989JAA4	1.083663%	30,573,000.00	30,573,000.00	0.00	27,609.04	0.00	0.00	27,609.04	30,573,000.00
X-F	94989JAC0	1.083663%	23,293,000.00	23,293,000.00	0.00	21,034.81	0.00	0.00	21,034.81	23,293,000.00
X-G	94989JAE6	1.083663%	34,941,418.00	27,220,851.15	0.00	24,581.87	0.00	0.00	24,581.87	27,220,851.15
Notional SubTotal			992,894,418.00	821,003,417.63	0.00	436,181.93	0.00	0.00	436,181.93	819,735,801.48

Deal Distribution Total					1,267,616.15	3,334,983.75	0.00	0.00	4,602,599.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 33

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989JAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989JAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989JAY2	824.62104234	0.00000000	2.26083604	0.00000000	0.00000000	0.00000000	0.00000000	2.26083604	824.62104234
A-4	94989JAZ9	1,000.00000000	0.00000000	2.95000000	0.00000000	0.00000000	0.00000000	0.00000000	2.95000000	1,000.00000000
A-SB	94989JBA3	701.87440105	14.53921673	1.93366401	0.00000000	0.00000000	0.00000000	0.00000000	16.47288074	687.33518432
A-S	94989JBB1	1,000.00000000	0.00000000	3.22666670	0.00000000	0.00000000	0.00000000	0.00000000	3.22666670	1,000.00000000
B	94989JBE5	1,000.00000000	0.00000000	3.40305294	0.00000000	0.00000000	0.00000000	0.00000000	3.40305294	1,000.00000000
C	94989JBF2	1,000.00000000	0.00000000	3.40305289	0.00000000	0.00000000	0.00000000	0.00000000	3.40305289	1,000.00000000
D	94989JBH8	1,000.00000000	0.00000000	3.40305280	0.00000000	0.00000000	0.00000000	0.00000000	3.40305280	1,000.00000000
E	94989JAL0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	94989JAN6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G	94989JAQ9	779.04254344	0.00000000	0.70118992	1.24641650	25.24509767	0.00000000	0.00000000	0.70118992	779.04254344
V	94989JAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989JAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989JBC9	818.41301388	0.00000000	0.40146160	0.00000000	0.00000000	0.00000000	0.00000000	0.40146160	817.01091856
X-E	94989JAA4	1,000.00000000	0.00000000	0.90305302	0.00000000	0.00000000	0.00000000	0.00000000	0.90305302	1,000.00000000
X-F	94989JAC0	1,000.00000000	0.00000000	0.90305285	0.00000000	0.00000000	0.00000000	0.00000000	0.90305285	1,000.00000000
X-G	94989JAE6	779.04254344	0.00000000	0.70351667	0.00000000	0.00000000	0.00000000	0.00000000	0.70351667	779.04254344

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 33

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/21 - 12/30/21	30	0.00	531,296.47	0.00	531,296.47	0.00	0.00	0.00	531,296.47	0.00
A-4	12/01/21 - 12/30/21	30	0.00	1,168,583.50	0.00	1,168,583.50	0.00	0.00	0.00	1,168,583.50	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	168,588.43	0.00	168,588.43	0.00	0.00	0.00	168,588.43	0.00
X-A	12/01/21 - 12/30/21	30	0.00	362,956.21	0.00	362,956.21	0.00	0.00	0.00	362,956.21	0.00
X-E	12/01/21 - 12/30/21	30	0.00	27,609.04	0.00	27,609.04	0.00	0.00	0.00	27,609.04	0.00
X-F	12/01/21 - 12/30/21	30	0.00	21,034.81	0.00	21,034.81	0.00	0.00	0.00	21,034.81	0.00
X-G	12/01/21 - 12/30/21	30	0.00	24,581.87	0.00	24,581.87	0.00	0.00	0.00	24,581.87	0.00
A-S	12/01/21 - 12/30/21	30	0.00	286,550.59	0.00	286,550.59	0.00	0.00	0.00	286,550.59	0.00
B	12/01/21 - 12/30/21	30	0.00	213,037.92	0.00	213,037.92	0.00	0.00	0.00	213,037.92	0.00
C	12/01/21 - 12/30/21	30	0.00	173,402.56	0.00	173,402.56	0.00	0.00	0.00	173,402.56	0.00
D	12/01/21 - 12/30/21	30	0.00	198,176.78	0.00	198,176.78	0.00	0.00	0.00	198,176.78	0.00
E	12/01/21 - 12/30/21	30	0.00	76,432.50	0.00	76,432.50	0.00	0.00	0.00	76,432.50	0.00
F	12/01/21 - 12/30/21	30	0.00	58,232.50	0.00	58,232.50	0.00	0.00	0.00	58,232.50	0.00
G	12/01/21 - 12/30/21	30	838,547.95	68,052.13	0.00	68,052.13	43,551.56	0.00	0.00	24,500.57	882,099.51
Totals			838,547.95	3,378,535.31	0.00	3,378,535.31	43,551.56	0.00	0.00	3,334,983.75	882,099.51

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 33

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989JBB1	3.872000%	88,807,000.00	88,807,000.00	0.00	286,550.59	0.00	0.00	286,550.59	88,807,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989JBE5	4.083663%	62,602,000.00	62,602,000.00	0.00	213,037.92	0.00	0.00	213,037.92	62,602,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989JBF2	4.083663%	50,955,000.00	50,955,000.00	0.00	173,402.56	0.00	0.00	173,402.56	50,955,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			202,364,000.03	202,364,000.00	0.00	672,991.07	0.00	0.00	672,991.07	202,364,000.00

Exchangeable Certificate Details
PEX	94989JBG0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 33

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989JBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 33

	Additional Information
Total Available Distribution Amount (1)	4,602,599.90
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 33

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,518,398.11	Master Servicing Fee	21,474.33
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,124.14
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	427.45
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	2,009.03
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,518,398.11	Total Fees	27,244.96

Principal		Expenses/Reimbursements
Scheduled Principal	1,267,616.15	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	26,908.90
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	6,142.66
Total Principal Collected	1,267,616.15	Total Expenses/Reimbursements	43,551.56

		Interest Reserve Deposit	112,617.84

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,334,983.75
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,267,616.15
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,602,599.90
Total Funds Collected	4,786,014.26	Total Funds Distributed	4,786,014.26

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 33

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	992,795,417.63	992,795,417.63	Beginning Certificate Balance	992,795,417.63
(-) Scheduled Principal Collections	1,267,616.15	1,267,616.15	(-) Principal Distributions	1,267,616.15
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	991,527,801.48	991,527,801.48	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	993,343,985.03	993,343,985.03	Ending Certificate Balance	991,527,801.48
Ending Actual Collateral Balance	992,054,973.85	992,054,973.85

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.08%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 33

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	22,859,516.83	2.31%	39	3.8320	NAP	Defeased	3	22,859,516.83	2.31%	39	3.8320	NAP
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	20	161,112,888.75	16.25%	35	4.3215	1.047587
1,000,001 to 2,000,000	11	16,108,317.10	1.62%	39	4.3976	2.082403	1.31 to 1.40	2	25,597,032.87	2.58%	40	4.5272	1.313383
2,000,001 to 3,000,000	8	19,585,344.43	1.98%	40	4.2681	1.671134	1.41 to 1.50	7	78,442,279.27	7.91%	39	4.2339	1.474234
3,000,001 to 4,000,000	15	51,713,039.92	5.22%	39	4.3129	1.887046	1.51 to 1.60	4	27,467,454.88	2.77%	39	4.5706	1.559663
4,000,001 to 5,000,000	10	45,627,005.20	4.60%	39	4.2937	1.784716	1.61 to 1.70	6	42,380,168.78	4.27%	39	4.2903	1.631709
5,000,001 to 6,000,000	5	27,181,896.34	2.74%	38	4.5252	1.589261	1.71 to 1.80	3	34,665,861.57	3.50%	38	4.2724	1.732909
6,000,001 to 7,000,000	4	25,450,983.09	2.57%	39	4.2991	1.766461	1.81 to 1.90	6	40,367,365.90	4.07%	39	4.2120	1.893657
7,000,001 to 8,000,000	2	15,052,744.59	1.52%	39	4.6005	1.238255	1.91 to 2.00	3	109,764,989.19	11.07%	39	4.0731	1.922401
8,000,001 to 9,000,000	1	8,296,766.72	0.84%	39	4.2800	1.904700	2.01 to 2.25	8	133,061,036.57	13.42%	39	3.9589	2.182303
9,000,001 to 10,000,000	1	10,000,000.00	1.01%	39	4.1300	3.586200	2.26 to 2.50	6	48,198,597.71	4.86%	39	4.1941	2.313680
10,000,001 to 15,000,000	9	111,224,674.25	11.22%	32	4.4453	1.591461	2.51 to 3.00	9	171,905,477.74	17.34%	39	3.8927	2.757418
15,000,001 to 20,000,000	6	106,419,467.78	10.73%	39	4.1044	2.002362	3.01 to 3.50	5	15,397,531.38	1.55%	39	4.1391	3.225912
20,000,001 to 30,000,000	3	74,247,370.17	7.49%	39	4.2982	1.556913	3.51 or greater	3	80,307,600.04	8.10%	39	3.9139	3.979860
30,000,001 to 50,000,000	2	85,056,194.92	8.58%	40	3.9999	1.340376	Totals	85	991,527,801.48	100.00%	38	4.1154	2.107258
50,000,001 to 70,000,000	2	127,110,370.86	12.82%	39	3.8274	3.404655
70,000,001 to 80,000,000	1	72,646,609.28	7.33%	39	3.7850	2.896300
80,000,001 or greater	2	172,947,500.00	17.44%	39	3.9843	2.059159
Totals	85	991,527,801.48	100.00%	38	4.1154	2.107258
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 33

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	22,859,516.83	2.31%	39	3.8320	NAP	Oregon	1	2,706,312.98	0.27%	40	4.0200	2.027800
Alabama	2	9,427,449.06	0.95%	40	4.3796	1.539203	Pennsylvania	16	82,573,217.63	8.33%	39	4.1303	2.865108
Arizona	2	16,080,914.15	1.62%	39	4.1167	1.551016	South Carolina	2	3,225,630.22	0.33%	39	4.7800	1.627100
California	9	285,318,382.13	28.78%	39	3.8738	2.388123	South Dakota	1	3,302,775.81	0.33%	39	4.5000	1.644900
Colorado	1	19,200,000.00	1.94%	39	4.0860	1.920700	Tennessee	1	4,416,965.86	0.45%	39	4.2800	1.787800
Delaware	1	42,319,981.10	4.27%	39	4.0200	1.489000	Texas	20	114,339,081.24	11.53%	39	4.3723	1.673511
Florida	9	53,769,190.19	5.42%	39	4.1971	1.802344	Virginia	2	9,213,265.18	0.93%	39	4.7344	1.102637
Georgia	1	3,802,792.93	0.38%	40	4.0500	1.550100	Washington	4	15,519,787.24	1.57%	39	4.3096	2.214767
Idaho	1	1,413,239.97	0.14%	39	4.6300	1.883400	Totals	120	991,527,801.48	100.00%	38	4.1154	2.107258
Illinois	4	7,486,292.24	0.76%	39	4.5000	1.482800
									Property Type³
Indiana	2	9,403,365.62	0.95%	39	4.5446	2.082988
Kentucky	1	3,542,000.00	0.36%	39	3.8800	4.045600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	2	35,868,831.76	3.62%	39	4.1139	1.986667		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	3	12,429,000.00	1.25%	39	3.8800	4.045600	Defeased	3	22,859,516.83	2.31%	39	3.8320	NAP
Massachusetts	3	47,503,524.97	4.79%	39	4.0612	2.062825	Industrial	4	43,287,214.69	4.37%	38	4.0695	1.996479
Michigan	7	23,893,100.51	2.41%	39	4.1245	2.045760	Lodging	12	63,331,613.08	6.39%	39	4.5935	1.500613
Mississippi	1	2,778,359.88	0.28%	39	4.1500	1.412300	Mixed Use	2	15,730,166.62	1.59%	38	4.8087	1.561578
Missouri	2	7,779,614.59	0.78%	40	4.2919	1.947697	Mobile Home Park	6	11,614,538.69	1.17%	39	4.6208	1.628504
Montana	1	6,622,500.00	0.67%	39	4.0860	1.920700	Multi-Family	9	62,441,647.33	6.30%	26	4.3365	1.461808
Nevada	1	12,951,806.74	1.31%	38	4.9500	1.593600	Office	10	270,241,544.50	27.26%	39	3.9658	2.098921
New Hampshire	5	40,953,209.94	4.13%	39	4.3507	1.876217	Other	2	8,288,082.23	0.84%	39	4.1089	1.606558
New Jersey	4	25,505,952.97	2.57%	40	4.0306	2.184621	Retail	39	363,185,460.44	36.63%	39	4.1007	1.872674
New York	5	40,174,340.23	4.05%	19	4.3502	1.338003	Self Storage	33	130,548,017.07	13.17%	39	4.0652	3.415460
North Dakota	1	4,892,222.95	0.49%	40	4.0500	1.286000	Totals	120	991,527,801.48	100.00%	38	4.1154	2.107258
Ohio	2	20,255,176.57	2.04%	40	4.1179	2.052448

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 33

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	22,859,516.83	2.31%	39	3.8320	NAP	Defeased	3	22,859,516.83	2.31%	39	3.8320	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	8	370,892,733.36	37.41%	39	3.8639	2.624310	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	36	361,271,851.77	36.44%	39	4.1039	1.900862	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	22	137,090,487.51	13.83%	39	4.4135	1.743609	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	10	58,815,541.83	5.93%	39	4.6013	1.483527	49 months or greater	82	968,668,284.65	97.69%	38	4.1221	2.088181
	4.751% to 5.000%	4	30,515,689.47	3.08%	13	4.8904	1.008433	Totals	85	991,527,801.48	100.00%	38	4.1154	2.107258
	5.001% to 7.000%	2	10,081,980.71	1.02%	38	5.1905	0.558373
	7.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	85	991,527,801.48	100.00%	38	4.1154	2.107258
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 33

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	22,859,516.83	2.31%	39	3.8320	NAP	Defeased	3	22,859,516.83	2.31%	39	3.8320	NAP
	60 months or less	82	968,668,284.65	97.69%	38	4.1221	2.088181	Interest Only	4	170,357,500.00	17.18%	39	4.0054	2.890512
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	85	991,527,801.48	100.00%	38	4.1154	2.107258	61 to 180 months	2	7,766,128.68	0.78%	39	4.3748	2.055125
								181 to 240 months	15	138,385,790.66	13.96%	39	4.0939	2.024032
								241 to 300 months	61	652,158,865.31	65.77%	38	4.1556	1.892602
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	85	991,527,801.48	100.00%	38	4.1154	2.107258
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 33

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	22,859,516.83	2.31%	39	3.8320	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	76	924,258,616.56	93.22%	39	4.0992	2.146153	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	4	26,431,308.28	2.67%	39	4.4996	1.200021
	25 months or greater	2	17,978,359.81	1.81%	(5)	4.7476	0.413626
	Totals	85	991,527,801.48	100.00%	38	4.1154	2.107258
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300571297	Various Various		Various	Actual/360	4.086%	308,035.88	0.00	0.00	N/A	04/06/25	--	87,547,500.00	87,547,500.00	01/06/22
2	310928440	RT	Salinas	CA	Actual/360	3.880%	285,330.89	0.00	0.00	N/A	04/11/25	--	85,400,000.00	85,400,000.00	01/11/22
3	310928290	OF	San Diego	CA	Actual/360	3.785%	237,141.52	111,686.38	0.00	N/A	04/11/25	--	72,758,295.66	72,646,609.28	01/11/22
4	310928082	SS	Various	Various	Actual/360	3.880%	230,536.67	0.00	0.00	N/A	04/11/25	--	69,000,000.00	69,000,000.00	01/11/22
5	310928371	OF	San Diego	CA	Actual/360	3.765%	188,689.45	89,690.85	0.00	N/A	04/11/25	--	58,200,061.71	58,110,370.86	01/11/22
6	310927855	OF	Wilmington	DE	Actual/360	4.020%	146,757.50	75,059.25	0.00	N/A	04/11/25	--	42,395,040.35	42,319,981.10	01/11/22
7	310926709	OF	Encino	CA	Actual/360	3.980%	146,681.98	62,873.74	0.00	N/A	05/11/25	--	42,799,087.56	42,736,213.82	01/11/22
8	520000300	Various Various		Various	Actual/360	4.180%	90,643.94	49,857.02	0.00	N/A	03/05/25	--	25,182,759.78	25,132,902.76	01/05/22
10	300571289	MF	Houston	TX	Actual/360	4.220%	93,210.13	36,088.47	0.00	N/A	04/06/25	--	25,650,241.57	25,614,153.10	01/06/22
11	300571299	RT	Epping	NH	Actual/360	4.510%	91,403.62	35,416.30	0.00	N/A	05/06/25	--	23,535,730.61	23,500,314.31	01/06/22
13	310928035	IN	Norwood	MA	Actual/360	3.940%	64,957.97	39,195.33	0.00	N/A	04/11/25	--	19,145,953.58	19,106,758.25	01/11/22
14	310926651	RT	Chester	NY	Actual/360	4.040%	68,280.21	32,461.88	0.00	N/A	04/11/25	--	19,627,017.23	19,594,555.35	01/11/22
15	520000301	RT	Jersey City	NJ	Actual/360	4.000%	59,631.42	34,896.81	0.00	N/A	05/01/25	--	17,312,349.17	17,277,452.36	01/01/22
16	416000189	OF	Fairlawn	OH	Actual/360	4.110%	63,738.19	25,760.86	0.00	N/A	05/01/25	--	18,009,376.81	17,983,615.95	01/01/22
18	310925490	OF	Houston	TX	Actual/360	4.490%	63,684.34	24,881.64	0.00	N/A	05/11/25	--	16,471,270.54	16,446,388.90	01/11/22
19	303800019	RT	Various	NH	Actual/360	4.090%	56,470.36	23,161.68	0.00	N/A	03/05/25	--	16,033,858.65	16,010,696.97	01/05/22
20	303800020	SS	Various	Various	Actual/360	4.440%	50,009.20	21,346.71	0.00	N/A	05/01/25	--	13,080,001.23	13,058,654.52	01/01/22
21	416000190	RT	Jacksonville	FL	Actual/360	4.260%	45,168.94	23,784.63	0.00	N/A	05/01/25	--	12,313,204.32	12,289,419.69	01/01/22
22	520000260	MF	Schenectady	NY	Actual/360	4.850%	53,190.98	19,630.49	0.00	N/A	02/01/20	04/01/23	12,736,116.44	12,716,485.95	02/01/21
23	300571267	MU	Las Vegas	NV	Actual/360	4.950%	55,284.27	18,109.10	0.00	N/A	03/06/25	--	12,969,915.84	12,951,806.74	01/06/22
24	303800024	SS	Various	WA	Actual/360	4.170%	42,460.26	23,320.89	0.00	N/A	04/01/25	--	11,824,626.19	11,801,305.30	01/01/22
25	416000191	RT	Stroud Township	PA	Actual/360	4.050%	43,106.67	20,293.24	0.00	N/A	05/01/25	--	12,360,335.42	12,340,042.18	01/01/22
26	303800026	SS	Various	Various	Actual/360	4.440%	46,253.88	19,743.74	0.00	N/A	05/01/25	--	12,097,790.27	12,078,046.53	01/01/22
27	300571284	OF	Newtown Township	PA	Actual/360	4.630%	49,382.54	17,108.68	0.00	N/A	04/06/25	--	12,386,062.98	12,368,954.30	01/06/22
28	800927767	RT	Phoenix	AZ	Actual/360	4.150%	41,597.18	20,137.94	0.00	N/A	04/11/25	--	11,640,096.98	11,619,959.04	01/11/22
29	310927777	IN	Pomona	CA	Actual/360	3.570%	32,278.75	0.00	0.00	N/A	05/11/25	11/11/24	10,500,000.00	10,500,000.00	01/11/22
31	410928344	SS	Los Angeles	CA	Actual/360	4.130%	35,563.89	0.00	0.00	N/A	04/11/25	--	10,000,000.00	10,000,000.00	01/11/22
32	310928209	LO	Westford	MA	Actual/360	4.280%	30,665.46	23,676.47	0.00	N/A	04/11/25	--	8,320,443.19	8,296,766.72	01/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	416000185	MF	Houston	TX	Actual/360	4.100%	17,491.61	14,313.48	0.00	N/A	05/01/25	--	4,954,350.31	4,940,036.83	01/01/22
34	416000186	MF	Houston	TX	Actual/360	4.100%	9,636.08	7,885.26	0.00	N/A	05/01/25	--	2,729,337.32	2,721,452.06	01/01/22
35	520000296	LO	Austin	TX	Actual/360	4.720%	20,849.85	13,822.14	0.00	N/A	04/01/25	--	5,129,815.09	5,115,992.95	01/01/22
36	520000295	LO	San Antonio	TX	Actual/360	4.720%	8,545.02	5,664.81	0.00	N/A	04/01/25	--	2,102,383.37	2,096,718.56	01/01/22
37	303800037	RT	Various	IL	Actual/360	4.500%	29,063.65	14,004.60	0.00	N/A	04/01/25	--	7,500,296.84	7,486,292.24	01/01/22
38	600928027	IN	Nashville	TN	Actual/360	3.860%	27,754.47	0.00	0.00	N/A	02/11/25	--	8,350,000.00	8,350,000.00	01/11/22
39	310928121	LO	Frazer	PA	Actual/360	4.700%	30,671.10	11,857.20	0.00	N/A	04/11/25	--	7,578,309.55	7,566,452.35	05/11/20
40	300571294	LO	Houston	TX	Actual/360	4.250%	21,908.13	17,097.01	0.00	N/A	04/06/25	--	5,986,281.02	5,969,184.01	01/06/22
41	303800041	RT	Palmdale	CA	Actual/360	4.400%	23,398.97	11,654.29	0.00	N/A	05/05/25	--	6,175,681.12	6,164,026.83	01/05/22
42	416000188	LO	Birmingham	AL	Actual/360	4.500%	23,640.38	11,320.91	0.00	N/A	05/01/25	--	6,100,743.26	6,089,422.35	01/01/22
43	300571290	RT	Deerfield Beach	FL	Actual/360	3.900%	22,249.87	9,941.48	0.00	N/A	04/06/25	--	6,625,270.27	6,615,328.79	01/06/22
44	300571278	RT	Flower Mound	TX	Actual/360	4.420%	25,086.65	8,945.09	0.00	N/A	03/06/25	--	6,591,150.21	6,582,205.12	01/06/22
45	303800045	LO	York	PA	Actual/360	4.500%	19,412.95	22,025.58	0.00	N/A	04/01/25	--	5,009,794.38	4,987,768.80	01/01/22
46	310928545	SS	Gardena	CA	Actual/360	4.020%	19,947.62	10,202.23	0.00	N/A	04/11/25	--	5,762,432.66	5,752,230.43	01/11/22
47	300571259	LO	Waynesboro	VA	Actual/360	5.250%	23,036.06	12,918.80	0.00	N/A	03/06/25	--	5,095,533.89	5,082,615.09	01/06/22
48	416000172	LO	Sweetwater	TX	Actual/360	4.500%	20,428.41	9,972.71	0.00	N/A	02/01/25	--	5,271,846.57	5,261,873.86	10/01/21
50	416000184	MF	Grand Forks	ND	Actual/360	4.050%	17,095.81	9,801.12	0.00	N/A	05/01/25	--	4,902,024.07	4,892,222.95	01/01/22
51	300571293	LO	Indianapolis	IN	Actual/360	5.130%	22,121.75	8,386.75	0.00	N/A	04/06/25	--	5,007,752.37	4,999,365.62	01/06/22
53	300571282	RT	Southgate	MI	Actual/360	4.100%	15,746.04	8,897.08	0.00	N/A	04/06/25	--	4,459,933.11	4,451,036.03	01/06/22
54	303800054	RT	Jackson	TN	Actual/360	4.280%	16,310.56	8,571.81	0.00	N/A	04/01/25	--	4,425,537.67	4,416,965.86	01/01/22
55	310927975	RT	Gilbert	AZ	Actual/360	4.030%	15,509.86	8,387.57	0.00	N/A	05/11/25	--	4,469,342.68	4,460,955.11	12/11/21
56	303800056	LO	Palatka	FL	Actual/360	4.300%	15,226.03	11,592.64	0.00	N/A	05/01/25	--	4,112,057.31	4,100,464.67	01/01/22
57	410926115	RT	Newburgh	NY	Actual/360	4.250%	15,575.13	8,283.95	0.00	N/A	04/11/25	--	4,255,823.19	4,247,539.24	12/11/21
58	416000187	LO	Brownwood	TX	Actual/360	4.500%	14,629.56	10,382.90	0.00	N/A	05/01/25	--	3,775,371.00	3,764,988.10	01/01/22
60	416000182	RT	Springfield	MO	Actual/360	4.480%	15,342.46	7,404.93	0.00	N/A	05/01/25	--	3,977,019.52	3,969,614.59	01/01/22
61	300571285	RT	Orlando	FL	Actual/360	4.460%	15,422.34	6,136.97	0.00	N/A	04/06/25	01/06/25	4,015,653.80	4,009,516.83	01/06/22
62	300571302	RT	Forest	VA	Actual/360	4.100%	14,604.43	5,931.50	0.00	N/A	05/06/25	--	4,136,581.59	4,130,650.09	01/06/22
63	303800063	RT	Dalton	GA	Actual/360	4.050%	13,287.09	7,125.76	0.00	N/A	05/01/25	--	3,809,918.69	3,802,792.93	01/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
64	416000183	MF	Chesterfield Township	MI	Actual/360	4.100%	12,994.92	7,299.41	0.00	N/A	05/01/25	--	3,680,700.95	3,673,401.54	01/01/22
65	303800065	RT	Saraland	AL	Actual/360	4.160%	11,989.59	8,942.15	0.00	N/A	04/01/25	--	3,346,968.86	3,338,026.71	01/01/22
67	300571287	RT	OFallon	MO	Actual/360	4.096%	13,438.29	0.00	0.00	N/A	04/06/25	--	3,810,000.00	3,810,000.00	01/06/22
68	300571292	RT	Plano	TX	Actual/360	4.330%	13,604.71	5,019.09	0.00	04/06/25	04/06/45	--	3,648,733.18	3,643,714.09	01/06/22
69	416000179	MF	College Station	TX	Actual/360	4.350%	12,590.23	6,077.71	0.00	N/A	02/01/25	--	3,361,128.04	3,355,050.33	01/01/22
70	303800070	MH	Aberdeen	SD	Actual/360	4.500%	12,822.20	6,178.50	0.00	N/A	04/01/25	--	3,308,954.31	3,302,775.81	01/01/22
71	520000302	OF	Brick	NJ	Actual/360	4.260%	11,937.51	6,285.93	0.00	N/A	05/01/25	--	3,254,204.31	3,247,918.38	01/01/22
72	303800072	MH	Various	SC	Actual/360	4.780%	13,300.73	5,753.11	0.00	N/A	04/05/25	--	3,231,383.33	3,225,630.22	01/05/22
73	600927961	MU	Jackson	MS	Actual/360	4.150%	9,969.72	11,457.12	0.00	N/A	04/11/25	--	2,789,817.00	2,778,359.88	01/11/22
74	303800074	SS	Ojai	CA	Actual/360	4.130%	11,404.98	5,567.93	0.00	N/A	04/05/25	--	3,206,898.80	3,201,330.87	01/05/22
76	416000180	MF	College Station	TX	Actual/360	4.350%	11,583.01	5,591.50	0.00	N/A	02/01/25	--	3,092,237.41	3,086,645.91	01/01/22
77	410927590	RT	Boynton Beach	FL	Actual/360	4.160%	11,232.29	5,071.67	0.00	N/A	04/11/25	--	3,135,564.21	3,130,492.54	01/11/22
78	300571286	RT	Plano	TX	Actual/360	4.490%	12,236.62	4,211.35	0.00	04/06/25	04/06/45	--	3,164,869.25	3,160,657.90	01/06/22
79	410928398	SS	Salem	OR	Actual/360	4.020%	9,387.21	5,448.43	0.00	N/A	05/11/25	--	2,711,761.41	2,706,312.98	01/11/22
80	410928460	OF	Novi	MI	Actual/360	4.140%	9,065.83	4,407.39	0.00	N/A	04/11/25	--	2,543,010.33	2,538,602.94	01/11/22
81	303800081	MH	Bemus Point	NY	Actual/360	4.500%	8,940.29	6,345.10	0.00	N/A	05/01/25	--	2,307,171.41	2,300,826.31	01/01/22
82	790925259	RT	Tomball	TX	Actual/360	4.100%	8,299.42	4,384.54	0.00	N/A	04/11/25	--	2,350,740.86	2,346,356.32	01/11/22
84	303800084	RT	Kenmore	WA	Actual/360	4.600%	8,327.94	5,710.15	0.00	N/A	05/05/25	--	2,102,425.53	2,096,715.38	01/05/22
85	303800085	OF	Troy	MI	Actual/360	4.550%	7,240.33	5,050.50	0.00	N/A	05/01/25	--	1,847,939.47	1,842,888.97	01/01/22
86	520000303	98	Neptune	NJ	Actual/360	4.200%	6,035.63	3,255.70	0.00	N/A	05/01/25	--	1,668,837.93	1,665,582.23	01/01/22
88	303800088	SS	Granite Falls	WA	Actual/360	4.950%	6,924.67	2,789.94	0.00	N/A	05/01/25	--	1,624,556.50	1,621,766.56	01/01/22
89	610928210	RT	Grand Rapids	MI	Actual/360	4.010%	5,122.81	3,003.05	0.00	N/A	04/11/25	--	1,483,559.78	1,480,556.73	01/11/22
90	300571258	MF	Franklin	NH	Actual/360	4.650%	5,785.40	2,645.26	0.00	N/A	03/06/25	--	1,444,843.92	1,442,198.66	01/06/22
91	303800091	MH	Boise	ID	Actual/360	4.630%	5,644.82	2,586.20	0.00	N/A	04/05/25	--	1,415,826.17	1,413,239.97	01/05/22
92	410928378	IN	Southfield	MI	Actual/360	4.030%	4,591.16	3,880.76	0.00	N/A	04/11/25	--	1,322,995.06	1,319,114.30	01/11/22
94	303800094	MH	Deland	FL	Actual/360	4.730%	5,598.56	2,468.30	0.00	N/A	04/01/25	--	1,374,534.68	1,372,066.38	01/01/22
95	520000304	RT	Cobleskill	NY	Actual/360	4.200%	4,764.97	2,570.29	0.00	N/A	05/01/25	--	1,317,503.67	1,314,933.38	01/01/22
96	410924269	RT	Santa Clara	CA	Actual/360	4.050%	4,569.45	2,635.09	0.00	N/A	04/11/25	--	1,310,235.13	1,307,600.04	01/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 33

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
97	303800097	SS	Pensacola	FL	Actual/360	4.230%	4,846.85	2,269.31	0.00	N/A	04/01/25	--	1,330,639.19	1,328,369.88 01/01/22
Totals							3,518,398.11	1,267,616.15	0.00				992,795,417.63	991,527,801.48
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 18 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,322,962.63	5,592,524.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,200,813.21	5,772,839.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	20,186,448.89	16,142,647.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,380,230.74	8,359,215.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,544,483.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,956,365.64	3,271,212.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,563,849.98	2,450,530.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,487,924.00	2,394,506.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,768,957.01	1,987,236.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,939,522.96	2,250,124.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,044,162.00	2,289,548.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,098,128.84	1,871,908.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,262,843.00	1,742,422.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,003,961.71	1,270,667.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,732,199.10	1,123,043.41	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,449,316.12	1,894,076.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,128,635.48	1,808,889.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,163,529.78	842,624.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	213,081.00	0.00	--	--	02/11/21	5,247,321.02	402,093.63	50,270.40	615,589.44	0.00	0.00
23	1,429,194.73	1,134,530.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,696,268.87	890,520.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,051,980.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,644,539.07	1,390,099.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,377,977.83	999,416.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,074,043.00	751,976.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,400,887.13	1,138,356.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	787,415.72	1,411,393.76	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	820,600.90	611,093.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	478,163.76	375,568.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	(111,925.00)	618,039.61	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	(206,612.00)	199,488.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	870,735.72	621,938.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,190,930.00	617,014.00	07/01/19	06/30/20	09/13/21	0.00	7,565.31	42,357.00	840,393.62	161,856.05	0.00
40	350,423.88	653,330.12	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	647,582.16	548,428.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	556,990.14	860,609.89	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	813,198.87	455,717.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	699,516.54	342,401.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,152,923.44	649,232.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	800.18	0.00
46	1,003,840.49	886,999.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	384,332.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	382,281.00	0.00	--	--	08/11/21	843,093.37	92,190.79	25,197.54	75,814.53	0.00	0.00
50	397,888.30	322,960.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	100,193.00	208,946.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	596,325.64	548,831.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	608,083.28	434,883.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	386,288.47	495,918.24	01/01/21	09/30/21	--	0.00	0.00	23,820.46	23,820.46	0.00	0.00
56	628,741.39	921,685.55	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	524,789.84	389,884.87	01/01/21	09/30/21	--	0.00	0.00	23,785.79	23,785.79	0.00	0.00
58	0.00	383,878.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	441,000.00	330,750.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	377,330.00	282,997.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	455,203.36	103,055.91	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	786,094.62	636,735.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	253,791.46	203,546.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	445,956.96	312,141.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	267,403.49	285,478.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	265,194.08	164,343.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	403,847.56	289,360.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	674,622.10	468,506.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	426,727.36	191,795.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	316,129.00	103,522.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	544,347.55	486,986.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	240,704.94	204,510.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	341,631.51	95,684.34	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	379,755.26	125,938.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	382,780.85	278,527.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	442.97	0.00
80	150,307.87	127,678.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	230,462.44	163,431.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	258,138.62	128,295.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	518,403.00	389,678.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	317,082.59	225,507.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
86	80,051.00	36,639.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
88	190,816.41	113,266.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
89	83,866.64	59,043.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
90	262,266.13	235,153.01	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
91	177,381.00	94,643.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
92	261,867.39	232,755.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
94	208,669.30	159,575.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
95	186,114.00	205,202.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
96	246,520.31	241,339.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
97	285,839.05	223,823.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	125,645,320.46	87,127,075.37				6,090,414.39	501,849.73	165,431.20	1,579,403.84	163,099.20	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	1	5,261,873.86	2	20,282,938.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.115433%	4.077126%	38
12/17/21	1	5,271,846.57	0	0.00	1	7,578,309.55	0	0.00	0	0.00	1	12,736,116.44	0	0.00	1	14,187,410.01	4.115532%	4.077220%	39
11/18/21	0	0.00	1	4,022,263.70	2	12,873,544.57	0	0.00	0	0.00	1	7,591,106.02	0	0.00	0	0.00	4.124711%	4.082526%	40
10/18/21	1	4,028,351.90	0	0.00	3	29,313,918.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.124812%	4.082620%	41
09/17/21	0	0.00	0	0.00	3	29,368,717.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.124921%	4.082721%	42
08/17/21	0	0.00	1	5,312,661.88	2	24,106,857.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.125021%	4.082814%	43
07/16/21	1	5,322,438.55	0	0.00	2	24,147,680.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.125121%	4.077068%	44
06/17/21	0	0.00	0	0.00	2	24,191,473.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.125228%	4.077165%	45
05/17/21	0	0.00	0	0.00	2	24,231,956.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.125326%	4.077255%	46
04/16/21	0	0.00	1	5,352,868.15	3	48,101,267.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.125431%	4.077350%	47
03/17/21	1	5,362,489.62	0	0.00	3	48,175,570.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.125528%	4.077439%	48
02/18/21	0	0.00	0	0.00	3	48,267,998.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.125647%	4.077547%	49
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	520000260	02/01/21	10	6	50,270.40	615,589.44	30,340.40	12,958,624.44	02/06/20	9
39	310928121	05/11/20	19	6	42,357.00	840,393.62	177,485.72	7,804,356.66	08/17/20	1
48	416000172	10/01/21	2	2	25,197.54	75,814.53	5,895.09	5,292,331.88	07/19/19	1
55	310927975	12/11/21	0	B	23,820.46	23,820.46	0.00	4,469,342.68
57	410926115	12/11/21	0	B	23,785.79	23,785.79	0.00	4,255,823.19
Totals					165,431.20	1,579,403.84	213,721.21	34,780,478.85
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		12,716,486	0	12,716,486		0
25 - 36 Months		14,509,517	14,509,517		0	0
37 - 48 Months		957,497,427	944,669,101	12,828,326		0
49 - 60 Months		0	0		0	0
> 60 Months		6,804,372	6,804,372		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	991,527,801	965,982,989	0	5,261,874	20,282,938	0
Dec-21	992,795,418	967,209,145	5,271,847	0	20,314,426	0
Nov-21	1,010,530,880	980,877,695	0	4,022,264	25,630,921	0
Oct-21	1,011,818,664	965,699,556	4,028,352	0	42,090,756	0
Sep-21	1,013,159,948	970,993,297	0	0	42,166,651	0
Aug-21	1,014,412,763	972,176,018	0	5,312,662	36,924,083	0
Jul-21	1,015,661,057	973,354,501	5,322,439	0	36,984,117	0
Jun-21	1,016,988,920	979,940,153	0	0	37,048,767	0
May-21	1,018,227,916	981,119,621	0	0	37,108,295	0
Apr-21	1,019,546,813	953,195,643	0	5,352,868	60,998,302	0
Mar-21	1,020,776,578	954,322,604	5,362,490	0	61,091,484	0
Feb-21	1,022,255,967	961,048,045	0	0	61,207,922	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
22	520000260	12,716,485.95	12,958,624.44	9,400,000.00	12/16/20	195,831.00	0.22400	12/31/19	02/01/20	279
39	310928121	7,566,452.35	7,804,356.66	10,000,000.00	07/30/21	508,460.00	0.99630	06/30/20	04/11/25	279
48	416000172	5,261,873.86	5,292,331.88	4,300,000.00	06/08/21	318,081.00	0.87190	12/31/19	02/01/25	276
Totals		25,544,812.16	26,055,312.98	23,700,000.00		1,022,372.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
22	520000260	MF	NY	02/06/20	9

The loan transferred to LNR as Special Servicer on 5/1/20. It originally transferred for Special Servicing for maturity default (2/1/20 maturity). The loan is secured by a 264 bed student housing facility across the street from the Schenectady

County Comm unity College, 20 miles NW of Albany, NY. A maturity extension closed in December 2021. Borrower has contributed new equity to bring the loan current on interest, pay lender expenses, and fund reserves. The extended maturity date is 4/1/2023, and the loan will be interest only for the remainder of the term. Borrower must pay off the loan by the extended maturity, with a minimum payment of $9.6M. Subject to be higher based on the higher of (i) net proceeds from a fully-marketed sale or (ii) appraised valu e upon refinance (less approved refinancing costs). The loan will remain in rehab before returning to the Master Servicer.

39	310928121	LO	PA	08/17/20	1
The Loan Modification has closed. loan is currently in the rehab period.

48	416000172	LO	TX	07/19/19	1

This loan was originally transferred to special servicing for non-monetary imminent non-monetary default on 7/19/2019. The subject is a 67 room hotel located in Sweetwater, TX. . For YE 2019 the occupancy at the property was 70.4% resulting in a NCF of $ 318,081 and a CFADS of -$46,732, a 0.87x NCF DSCR. Borrower had significant past due payables and appears to have completed an unpermitted transfer of interest. Lender has engaged counsel and sent out a formal notice of default to Borrower. The new opera tors of the property are submitting information for a potential assumption of the loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	300571274	16,922,458.52	4.67500%	16,922,458.52 4.67500%		10	05/06/20	05/06/20	06/11/20
22	520000260	0.00	4.85000%	0.00	4.85000%	9	12/09/21	02/01/20	--
39	310928121	0.00	4.70000%	0.00	4.70000%	9	10/29/21	06/11/20	--
45	303800045	5,398,314.76	4.50000%	5,398,314.76 4.50000%		10	04/01/20	04/01/20	07/13/20
Totals		22,320,773.28		22,320,773.28
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	300571303	05/17/19	21,267,944.87	46,000,000.00	25,475,996.02	4,208,051.15	25,475,996.02	21,267,944.87	0.00	0.00	(8,250.00)	8,250.00	0.03%
17	300571274	12/17/21	16,389,149.51	14,900,000.00	14,623,859.07	404,628.25	14,623,859.07	14,219,230.82	2,169,918.69	0.00	0.00	2,169,918.69	11.72%
30	303800030	11/18/20	9,615,547.04	7,000,000.00	4,658,747.11	285,674.78	4,658,747.11	4,373,072.33	5,242,474.71	0.00	0.00	5,242,474.71	52.42%
87	303800087	06/17/20	1,751,280.92	2,150,000.00	2,063,689.64	612,472.25	2,063,689.64	1,451,217.39	300,063.53	0.00	139.12	299,924.41	15.78%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			49,023,922.34	70,050,000.00	46,822,291.84	5,510,826.43	46,822,291.84	41,311,465.41	7,712,456.93	0.00	(8,110.88)	7,720,567.81

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	300571303	05/28/19	0.00	0.00	0.00	0.00	0.00	8,250.00	0.00	0.00	8,250.00
17	300571274	12/17/21	0.00	0.00	2,169,918.69	0.00	0.00	2,169,918.69	0.00	0.00	2,169,918.69
30	303800030	11/18/20	0.00	0.00	5,242,474.71	0.00	0.00	5,242,474.71	0.00	0.00	5,242,474.71
87	303800087	10/18/21	0.00	0.00	299,924.41	0.00	0.00	(32,031.85)	0.00	0.00	299,924.41
		09/17/21	0.00	0.00	331,956.26	0.00	0.00	333.45	0.00	0.00
		06/17/21	0.00	0.00	331,622.81	0.00	0.00	148.20	0.00	0.00
		05/17/21	0.00	0.00	331,474.61	0.00	0.00	852.15	0.00	0.00
		04/16/21	0.00	0.00	330,622.46	0.00	0.00	296.40	0.00	0.00
		11/18/20	0.00	0.00	330,326.06	0.00	0.00	618.19	0.00	0.00
		10/19/20	0.00	0.00	329,707.87	0.00	0.00	15,991.56	0.00	0.00
		09/17/20	0.00	0.00	313,716.31	0.00	0.00	13,652.78	0.00	0.00
		06/17/20	0.00	0.00	300,063.53	0.00	0.00	300,063.53	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	7,712,317.81	0.00	0.00	7,720,567.81	0.00	0.00	7,720,567.81

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6,142.66	0.00
22	0.00	0.00	3,500.00	0.00	0.00	21,824.49	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	5,084.41	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,500.00	0.00	0.00	26,908.90	0.00	0.00	0.00	0.00	6,142.66	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		43,551.56

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Supplemental Notes
None

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